Basis of Preparation	12 Months Ended
Oct. 31, 2021
Basis of Preparation
Basis of Preparation

2.   Basis of Preparation

A.	Statement of compliance

These consolidated financial statements (“Financial Statements”) have been prepared in accordance with International Financial Reporting Standard (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the IFRS interpretations Committee (“IFRIC”). These consolidated financial statements were approved and authorized for issue by the Board of Directors on February 2, 2022.

On May 13, 2021, the Company completed a one-for-fifteen (1:15) reverse share split of all of its issued and outstanding common shares (“Share Consolidation”), resulting in a reduction in the issued and outstanding shares from 690,834,719 to 46,055,653. Shares reserved under the Company’s equity and incentive plans were adjusted to reflect the Share Consolidation.

B.	Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis, except for stock options, warrants and certain financial instruments which are measured at fair value. The accounting policies set out below have been applied consistently by the Company and its wholly owned subsidiaries for the periods presented.

C.	Currencies and Foreign Exchange

The Company’s consolidated financial statements are presented in Canadian dollars, which is the functional and presentation currency of the Company and its Canadian subsidiaries. The functional currency of the Company’s United States (“U.S.”) subsidiaries is the U.S. dollar (“USD”), of the Company’s European subsidiaries is the Euro (“EUR”), and of the Company’s United Kingdom subsidiaries is the British Pound Sterling (“GBP”).

In preparing the Company’s consolidated financial statements, the financial statements of the foreign subsidiaries are translated into Canadian dollars. The assets and liabilities of foreign subsidiaries are translated into Canadian dollars using exchange rates at the reporting date. Revenues and expenses of foreign operations are translated into Canadian dollars using average foreign exchange rates. Translation gains and losses resulting from the consolidation of operations into the Company’s functional currency, are recognized in other

C.	Currencies and Foreign Exchange (continued)

comprehensive income in the statement of loss and other comprehensive loss and as a separate component of shareholders’ equity on the consolidated statement of changes in equity.

D.	Basis of consolidation

Subsidiaries

Subsidiaries are entities controlled by High Tide Inc. Control is achieved when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The results of subsidiaries acquired or disposed of during the year are included in the consolidated statements of loss and other comprehensive loss from the effective date of acquisition and up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the consolidated financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Company. Intra-group balances and transactions, and any unrealized gains or losses or income and expenses arising from intra-group transactions are eliminated in preparing the consolidated financial statements.

Subsidiaries	Percentage Ownership	Functional Currency
Canna Cabana Inc.	100%	Canadian Dollar
2680495 Ontario Inc.	100%	Canadian Dollar
2686068 Ontario inc.	100%	Canadian Dollar
Saturninus Partners GP	50%	Canadian Dollar
Valiant Distribution Canada Inc.	100%	Canadian Dollar
META Growth Corp.	100%	Canadian Dollar
NAC Thompson North Ltd. Partnership	49%	Canadian Dollar
NAC OCN Ltd. Partnership	49%	Canadian Dollar
HT Global Imports Inc.	100%	Canadian Dollar
High Tide BV (Grasscity)	100%	European Euro
Valiant Distribution Inc.	100%	U.S. Dollar
Smoke Cartel USA, Inc.	100%	U.S. Dollar
Fab Nutrition, LLC	80%	U.S. Dollar
DHC Supply, LLC	100%	U.S. Dollar
DS Distribution Inc.	100%	U.S. Dollar
Enigmaa Ltd.	80%	British Pound Sterling